Ordinary Shares (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 10, 2020 CNY (¥) shares	Jul. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2023 Vote shares	Dec. 31, 2022 shares
Ordinary Shares
Ordinary shares authorized			500,000,000	500,000,000
Ordinary shares subscribed but not issued			193,703,370	193,703,370
IPO
Ordinary Shares
Issuance cost	¥ 244,161	$ 37,419
IPO costs	¥ 12,038	$ 1,845
ADS | IPO
Ordinary Shares
Number of shares, issued	3,788,100	3,788,100
Class A ordinary shares
Ordinary Shares
Conversion of redeemable convertible preferred shares	24,131,100	24,131,100
Conversion value of redeemable convertible preferred shares | ¥	¥ 1,031,001
Ordinary shares authorized			300,000,000	300,000,000
Voting and conversion rights | Vote			1
Ordinary shares issued			55,379,583	55,379,583
Ordinary shares outstanding			55,379,583	48,639,660
Class A ordinary shares | IPO
Ordinary Shares
Number of shares, issued	3,788,100	3,788,100
Purchase price, per share | $ / shares		$ 10.00
Class B ordinary shares
Ordinary Shares
Ordinary shares authorized			6,296,630	6,296,630
Voting and conversion rights | Vote			15
Ordinary shares issued			6,296,630	6,296,630
Ordinary shares outstanding			6,296,630	6,296,630